Goodwill (Details 1) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	[1]	Mar. 31, 2017 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 3,945	$ 61		₨ 3,752
Cash-generating units [member] | PSAI- Active Pharmaceutical Operations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	997			997
Cash-generating units [member] | Global Generics- Complex Injectables [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,339			1,148
Cash-generating units [member] | Global Generics- North America Operations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	995			995
Cash-generating units [member] | Global Generics- Branded Formulations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	491			491
Cash-generating units [member] | Other Cash-generating units [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 123			₨ 121

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))